Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 27, 2010	$ 37,184,336	$ 125,614	$ 44,684,807	$ (7,626,085)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	189,962		189,962
Net loss	(26,925)			(26,925)
Ending balance at Dec. 26, 2011	37,347,373	125,614	44,874,769	(7,653,010)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	125,689		125,689
Net loss	(252,895)			(252,895)
Ending balance at Dec. 31, 2012	37,220,167	125,614	45,000,458	(7,905,905)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	44,971		44,971
Net loss	(968,008)			(968,008)
Ending balance at Jul. 15, 2013	36,297,130	125,614	45,045,429	(8,873,913)
Beginning balance at Dec. 31, 2012	37,220,167	125,614	45,000,458	(7,905,905)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	73,435		73,435
Net loss	(3,715,096)			(3,715,096)
Ending balance at Dec. 30, 2013	33,578,506		45,073,893	(11,621,001)
Beginning balance at Jul. 15, 2013	36,297,130	125,614	45,045,429	(8,873,913)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	28,464		28,464
Net loss	(2,747,088)			(2,747,088)
Ending balance at Dec. 30, 2013	33,578,506	125,614	45,073,893	(11,621,001)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	6,191,209		6,191,209
Net loss	(8,869,190)			(8,869,190)
Issuance of common stock in connection with the IPO, net of transaction expenses	91,037,537	67,083	90,970,454
Ending balance at Jul. 14, 2014	$ 121,938,061	$ 192,697	$ 142,235,556	$ (20,490,191)